Summary of non-controlling interest allocated (Details)			12 Months Ended
	Dec. 04, 2023	Jun. 20, 2023	Jun. 30, 2024	Jun. 30, 2023
Ontario inc [member]
IfrsStatementLineItems [Line Items]
% ownership held by NCI			49.90%	49.90%
Solar Alliance Dev Co LLC [member]
IfrsStatementLineItems [Line Items]
% ownership held by NCI	33.00%	67.00%		67.00%
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
% ownership held by NCI			49.90%
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
% ownership held by NCI			49.90%